SHARE-BASED PAYMENTS - 2020 & 2013 Incentive Stock Plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	May 05, 2022	May 13, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Aggregate shares of stock options granted	27,320	917
Initial Public Offering
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Share issue price			$ 2.50	$ 4.15
Omnibus Incentive Stock Plan, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Common stock, capital shares reserved for future issuance	33,000
Omnibus Incentive Stock Plan, 2020 | Initial Public Offering
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Common stock, capital shares reserved for future issuance	5,680
Aggregate shares of stock options granted	27,320
Omnibus Incentive Stock Plan, 2020 | Initial Public Offering | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Share issue price	$ 385
Omnibus Incentive Stock Plan, 2020 | Initial Public Offering | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Share issue price	$ 415
2013 Incentive Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Number of shares authorized	11,964	11,964
Number of shares available for grant	333	333
Vesting period	4 years